    THIS FILING LISTS SECURITIES HOLDINGS REPORTED    --------------------------
       ON THE FORM 13F FILED ON 5/12/06 PURSUANT             OMB APPROVAL
        TO A REQUEST FOR CONFIDENTIAL TREATMENT       --------------------------
            AND FOR WHICH THAT CONFIDENTIAL           OMB Number: 3235-0006
           TREATMENT EXPIRED OR WAS DENIED.           --------------------------
                                                      Expires: December 31, 2009
                                                      --------------------------
                                                      Estimated average burden
                                                      hours per form.......22.8
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2006
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:     4
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         MICHAEL R. MURPHY
                 -------------------------------
   Address:      71 SOUTH WACKER DRIVE,
                 -------------------------------
                 CHICAGO, ILLINOIS 60606
                 -------------------------------

Form 13F File Number: 28-11638
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael R. Murphy
         -----------------------------------------
Title:   Managing Member of Discovery Group I, LLC
         -----------------------------------------
Phone:   312-920-2135
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Michael R. Murphy         Chicago, Illinois     2/8/2007
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    NONE
    ----------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         2
                                        --------------------

Form 13F Information Table Entry Total:                    9
                                        --------------------

Form 13F Information Table Value Total: $             27,232
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-11635                     DANIEL J. DONOGHUE
    ------       -----------------         ---------------------------------
    2         28-11637                     DISCOVERY GROUP I, LLC
    ------       -----------------         ---------------------------------

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                                                       13F INFORMATION TABLE
                                                             3/31/2006

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8

      NAME OF                TITLE OF                 VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       Voting Authority
      ISSUER                   CLASS         CUSIP   (x $1000) PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
CORILLIAN CORP                  COM        218725109   7,475  1,921,640   SH         SHARED-OTHER    1, 2          1,921,640
DYNAMICS RESH CORP              COM        268057106   1,640    110,055   SH         SHARED-OTHER    1, 2            110,055
EXACTECH INC                    COM        30064E109     464     33,200   SH         SHARED-OTHER    1, 2             33,200
GREENFIELD ONLINE INC           COM        395150105   5,187    865,921   SH         SHARED-OTHER    1, 2            865,921
LINCOLN BANCORP                 COM        532879103     707     37,600   SH         SHARED-OTHER      1              37,600
NEW FRONTIER MEDIA INC          COM        644398109   7,120    938,086   SH         SHARED-OTHER    1, 2            938,086
NUTRACEUTICAL INTL CORP         COM        67060Y101     770     51,075   SH         SHARED-OTHER    1, 2             51,075
SUSSEX BANCORP                  COM        869245100   1,407     96,000   SH         SHARED-OTHER      1              96,000
WARWICK VALLEY TEL CO           COM        936750108   2,462    114,000   SH         SHARED-OTHER    1, 2            114,000

  TOTAL                                               27,232  4,167,577                                            4,167,577